Schedule of Trade and Other Payables (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Trade payables	$ 6,754	$ 7,037
Accruals	2,046	1,732
TPC (short term)	23	36
Employee payables	732	655
Total	$ 9,555	$ 9,460